Schedule of Investments (unaudited)	iShares® Core Dividend Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
BWX Technologies Inc.	116,407	$5,181,276
Curtiss-Wright Corp.	16,115	2,139,911
General Dynamics Corp.	386,927	82,067,217
HEICO Corp.	5,190	707,864
HEICO Corp., Class A	7,840	860,048
Huntington Ingalls Industries Inc.	71,592	13,402,022
L3Harris Technologies Inc.	266,470	55,769,506
Lockheed Martin Corp.	569,717	221,693,976
Northrop Grumman Corp.	182,787	67,612,911
Raytheon Technologies Corp.	2,503,492	225,789,944
		675,224,675
Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	189,907	19,873,768
Expeditors International of Washington Inc.	108,057	12,370,365
Forward Air Corp.	14,623	1,554,425
United Parcel Service Inc., Class B	1,021,776	206,613,325
		240,411,883
Auto Components — 0.1%
Gentex Corp.	229,619	7,210,036
LCI Industries	40,398	4,975,822
		12,185,858
Automobiles — 0.0%
Thor Industries Inc.	64,155	6,068,422

Banks — 10.4%
Associated Banc-Corp.	388,627	9,288,185
Atlantic Union Bankshares Corp.	179,912	7,326,017
BancFirst Corp.	30,019	2,249,924
Bank of America Corp.	9,916,141	457,530,746
Bank of Hawaii Corp.	98,588	8,485,469
Bank OZK	218,075	10,216,814
BOK Financial Corp.	43,189	4,429,032
Cadence Bank	102,960	3,209,263
Cathay General Bancorp.	172,213	7,777,139
Citigroup Inc.	4,660,081	303,464,475
Comerica Inc.	303,137	28,125,051
Commerce Bancshares Inc.	115,685	7,971,853
Community Bank System Inc.	53,253	3,803,329
Cullen/Frost Bankers Inc.	94,203	13,283,565
CVB Financial Corp.	300,439	6,618,671
Fifth Third Bancorp.	1,327,989	59,268,149
First Financial Bankshares Inc.	105,224	4,944,476
First Horizon Corp.	1,385,137	23,699,694
First Merchants Corp.	112,895	4,790,135
First Republic Bank/CA	52,173	9,056,711
Fulton Financial Corp.	399,431	7,169,786
Glacier Bancorp. Inc.	169,647	8,809,769
Hilltop Holdings Inc.	63,256	2,089,346
Home BancShares Inc./AR	245,183	5,776,511
Independent Bank Corp.	35,594	3,002,354
Independent Bank Group Inc.	53,043	4,027,025
Investors Bancorp. Inc.	584,891	9,545,421
JPMorgan Chase & Co.	3,975,098	590,699,563
KeyCorp	2,275,552	57,025,333
M&T Bank Corp.	286,788	48,576,151
PNC Financial Services Group Inc. (The)	740,222	152,478,330
Popular Inc.	128,934	11,497,045
Prosperity Bancshares Inc.	177,083	12,971,330
Security	Shares	Value

Banks (continued)
Regions Financial Corp.	2,021,938	$46,383,258
Sandy Spring Bancorp. Inc.	89,473	4,232,968
ServisFirst Bancshares Inc.	34,682	2,943,461
Simmons First National Corp., Class A	177,423	5,074,298
South State Corp.	123,437	10,419,317
Synovus Financial Corp.	290,983	14,479,314
Towne Bank/Portsmouth VA	117,499	3,687,119
Truist Financial Corp.	3,019,077	189,658,417
U.S.Bancorp.	3,063,911	178,288,981
UMB Financial Corp.	44,552	4,386,144
United Community Banks Inc./GA	94,831	3,356,069
Webster Financial Corp.	192,044	10,910,020
Wintrust Financial Corp.	56,390	5,530,167
Zions Bancorp. NA	273,895	18,575,559
		2,387,131,754
Beverages — 4.4%
Brown-Forman Corp., Class A	45,594	2,856,008
Brown-Forman Corp., Class B, NVS	133,356	8,992,195
Coca-Cola Co. (The)	8,353,972	509,675,832
Constellation Brands Inc., Class A	153,836	36,574,509
PepsiCo Inc.	2,512,529	435,974,032
		994,072,576
Biotechnology — 1.3%
Amgen Inc.	1,317,974	299,364,614
Building Products — 0.5%
A O Smith Corp.	126,165	9,641,529
AAON Inc.	14,395	924,879
Advanced Drainage Systems Inc.	14,440	1,633,020
Allegion PLC	68,377	8,391,909
Carlisle Companies Inc.	32,870	7,344,473
Fortune Brands Home & Security Inc.	94,470	8,896,240
Lennox International Inc.	26,492	7,513,661
Masco Corp.	237,834	15,062,027
Owens Corning	79,040	7,010,848
Simpson Manufacturing Co. Inc.	24,985	2,818,058
Trane Technologies PLC	196,454	34,006,188
UFP Industries Inc.	40,078	3,200,629
		106,443,461
Capital Markets — 5.3%
Ameriprise Financial Inc.	120,699	36,729,913
Bank of New York Mellon Corp. (The)	1,352,907	80,173,269
BlackRock Inc.(a)	180,074	148,190,098
CME Group Inc.	392,990	90,191,205
Cohen & Steers Inc.	33,905	2,832,085
Evercore Inc., Class A	55,524	6,930,506
FactSet Research Systems Inc.	18,738	7,905,375
Franklin Resources Inc.	665,522	21,276,738
Goldman Sachs Group Inc.(The)	477,800	169,466,104
Hamilton Lane Inc., Class A	31,803	2,876,899
Houlihan Lokey Inc.	60,622	6,442,906
Intercontinental Exchange Inc.	386,243	48,921,538
Jefferies Financial Group Inc.	365,440	13,389,722
MarketAxess Holdings Inc.	18,775	6,467,612
Moody's Corp.	71,254	24,440,122
Morgan Stanley	2,841,624	291,380,125
MSCI Inc.	37,664	20,192,424
Nasdaq Inc.	86,592	15,518,152
Northern Trust Corp.	345,656	40,317,316

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	137,478	$14,554,796
S&P Global Inc.	110,572	45,911,706
SEI Investments Co.	93,866	5,501,486
State Street Corp.	631,791	59,704,249
Stifel Financial Corp.	64,599	4,838,465
T Rowe Price Group Inc.	338,889	52,334,628
		1,216,487,439
Chemicals — 2.2%
Air Products and Chemicals Inc	315,833	89,102,806
Albemarle Corp.	48,769	10,765,269
Ashland Global Holdings Inc.	44,954	4,317,382
Avient Corp.	96,505	4,803,054
Balchem Corp.	8,881	1,304,974
Cabot Corp.	104,325	5,736,832
Celanese Corp.	132,782	20,675,485
Eastman Chemical Co.	225,501	26,818,834
Ecolab Inc.	145,348	27,536,178
HB Fuller Co.	33,521	2,405,802
Innospec Inc.	25,632	2,382,751
International Flavors & Fragrances Inc.	374,217	49,366,707
Linde PLC	462,585	147,416,588
NewMarket Corp.	12,996	4,393,558
PPG Industries Inc.	239,783	37,454,104
Quaker Chemical Corp.	6,977	1,459,379
RPM International Inc.	150,751	13,358,046
Scotts Miracle-Gro Co. (The)	51,171	7,737,055
Sensient Technologies Corp.	48,954	4,148,362
Sherwin-Williams Co. (The)	110,014	31,520,111
Stepan Co.	17,057	1,878,999
Valvoline Inc.	181,088	5,965,039
Westlake Chemical Corp.	28,518	2,813,301
		503,360,616
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	82,097	3,422,624
Brady Corp., Class A, NVS	59,921	3,111,098
Cintas Corp.	51,705	20,244,059
MSA Safety Inc.	30,818	4,234,393
Republic Services Inc.	200,626	25,611,915
Tetra Tech Inc.	16,552	2,303,873
Waste Management Inc.	383,704	57,724,430
		116,652,392
Communications Equipment — 2.0%
Cisco Systems Inc.	7,700,339	428,677,872
Motorola Solutions Inc.	133,995	31,078,800
		459,756,672
Construction & Engineering — 0.0%
Comfort Systems USA Inc.	13,639	1,224,509
Construction Materials — 0.1%
Martin Marietta Materials Inc.	24,891	9,685,586
Vulcan Materials Co.	69,028	13,136,719
		22,822,305
Consumer Finance — 0.8%
Ally Financial Inc.	527,046	25,150,635
American Express Co.	462,300	83,130,786
Discover Financial Services	371,998	43,058,768
FirstCash Holdings Inc.	52,668	3,670,960
Nelnet Inc., Class A	14,872	1,316,618
Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	748,186	$31,865,242
		188,193,009
Containers & Packaging — 0.2%
AptarGroup Inc.	58,886	6,907,328
Avery Dennison Corp.	73,850	15,170,267
Ball Corp.	195,936	19,025,385
Silgan Holdings Inc.	82,019	3,672,811
Sonoco Products Co.	206,017	11,668,803
		56,444,594
Distributors — 0.2%
Genuine Parts Co.	246,223	32,804,291
Pool Corp.	16,109	7,671,911
		40,476,202
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,763	1,644,316
Service Corp. International	158,865	9,805,148
		11,449,464
Electric Utilities — 2.4%
Alliant Energy Corp.	488,242	29,226,166
American Electric Power Co. Inc.	1,308,547	118,292,649
Evergy Inc.	553,802	35,974,978
Eversource Energy	667,767	59,758,469
IDACORP Inc.	99,578	10,975,487
MGE Energy Inc.	51,734	4,005,764
NextEra Energy Inc.	2,354,731	183,951,586
Otter Tail Corp.	69,055	4,378,087
PNM Resources Inc.	174,705	7,828,531
Portland General Electric Co.	213,399	11,211,983
Xcel Energy Inc.	1,033,479	71,992,147
		537,595,847
Electrical Equipment — 1.0%
Eaton Corp. PLC	501,630	79,473,241
Emerson Electric Co.	936,565	86,117,152
Hubbell Inc.	76,964	14,414,588
nVent Electric PLC	222,327	7,690,291
Regal Rexnord Corp.	38,928	6,169,309
Rockwell Automation Inc.	105,243	30,438,380
		224,302,961
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	294,153	23,411,637
Avnet Inc.	173,662	7,008,998
Badger Meter Inc.	16,871	1,706,839
CDW Corp./DE	97,277	18,390,217
Cognex Corp.	42,558	2,828,405
Corning Inc.	1,353,814	56,914,341
Littelfuse Inc.	11,689	3,155,679
TD SYNNEX Corp.	21,008	2,196,807
TE Connectivity Ltd.	291,021	41,618,913
		157,231,836
Entertainment — 0.2%
Activision Blizzard Inc.	436,255	34,468,508
Food & Staples Retailing — 1.9%
Casey's General Stores Inc.	20,124	3,779,488
Costco Wholesale Corp.	185,338	93,619,784
Kroger Co. (The)	941,130	41,023,857
Sysco Corp.	921,147	71,987,638

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	1,613,805	$225,626,077
		436,036,844
Food Products — 2.0%
Archer-Daniels-Midland Co.	909,024	68,176,800
Flowers Foods Inc.	451,087	12,689,077
Hershey Co. (The)	201,986	39,805,381
Hormel Foods Corp.	454,299	21,565,574
Ingredion Inc.	126,633	11,992,145
J&J Snack Foods Corp.	18,602	2,821,737
JM Smucker Co. (The)	233,305	32,798,017
Kellogg Co.	674,313	42,481,719
Lamb Weston Holdings Inc.	169,115	10,858,874
Lancaster Colony Corp.	26,974	4,282,662
McCormick & Co. Inc./MD, NVS	270,772	27,161,139
Mondelez International Inc., Class A	2,263,149	151,698,878
Tyson Foods Inc., Class A	458,271	41,652,251
		467,984,254
Gas Utilities — 0.4%
Atmos Energy Corp.	265,052	28,418,875
National Fuel Gas Co.	187,347	11,377,583
New Jersey Resources Corp.	223,327	8,979,979
ONE Gas Inc.	126,078	9,820,215
Southwest Gas Holdings Inc.	140,972	9,611,471
UGI Corp.	456,476	20,701,187
		88,909,310
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,697,120	216,314,915
Baxter International Inc.	490,061	41,870,812
Becton Dickinson and Co.	272,274	69,195,714
DENTSPLY SIRONA Inc.	126,847	6,776,167
Medtronic PLC	2,120,766	219,478,073
ResMed Inc.	64,425	14,727,555
STERIS PLC	52,187	11,710,763
Stryker Corp.	228,032	56,563,338
		636,637,337
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	160,450	21,853,290
Anthem Inc.	186,513	82,250,368
Chemed Corp.	3,314	1,553,968
Encompass Health Corp.	125,482	7,784,903
Ensign Group Inc. (The)	10,788	813,739
Humana Inc.	57,605	22,609,962
McKesson Corp.	90,439	23,217,500
Quest Diagnostics Inc.	132,846	17,936,867
UnitedHealth Group Inc.	821,179	388,064,560
		566,085,157
Hotels, Restaurants & Leisure — 2.1%
Domino's Pizza Inc.	18,294	8,317,367
McDonald's Corp.	1,118,009	290,067,435
Starbucks Corp.	1,399,706	137,619,094
Texas Roadhouse Inc.	87,267	7,451,729
Wingstop Inc.	8,171	1,252,206
Yum! Brands Inc.	316,510	39,617,557
		484,325,388
Household Durables — 0.2%
DR Horton Inc.	170,946	15,251,802
Whirlpool Corp.	108,149	22,731,838
		37,983,640
Security	Shares	Value

Household Products — 3.8%
Church & Dwight Co. Inc.	184,018	$18,889,448
Colgate-Palmolive Co.	1,372,743	113,182,660
Energizer Holdings Inc.	136,094	5,118,495
Kimberly-Clark Corp.	788,658	108,558,774
Procter & Gamble Co. (The)	3,900,451	625,827,363
WD-40 Co.	11,894	2,643,561
		874,220,301
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,141,080	25,309,154

Industrial Conglomerates — 1.9%
3M Co.	1,369,848	227,422,165
Honeywell International Inc.	931,003	190,371,493
Roper Technologies Inc.	35,461	15,502,131
		433,295,789
Insurance — 3.9%
Aflac Inc.	1,011,257	63,527,165
Allstate Corp. (The)	620,402	74,863,909
American Equity Investment Life Holding Co.	59,940	2,465,932
American Financial Group Inc./OH	75,792	9,874,182
Aon PLC, Class A	108,221	29,916,613
Arthur J Gallagher & Co.	166,054	26,226,569
Assurant Inc.	73,483	11,206,892
Assured Guaranty Ltd.	95,658	5,097,615
Axis Capital Holdings Ltd.	175,748	10,014,121
Brown & Brown Inc.	100,518	6,662,333
Chubb Ltd.	523,001	103,177,637
Cincinnati Financial Corp.	228,159	26,883,975
CNO Financial Group Inc.	198,434	4,948,944
Erie Indemnity Co., Class A, NVS	37,394	6,884,235
Everest Re Group Ltd.	64,303	18,223,470
Fidelity National Financial Inc.	630,631	31,752,271
First American Financial Corp.	205,853	15,338,107
Globe Life Inc.	57,872	5,920,306
Hanover Insurance Group Inc. (The)	55,050	7,594,698
Hartford Financial Services Group Inc. (The)	550,873	39,591,242
Kinsale Capital Group Inc.	4,024	806,088
Lincoln National Corp.	307,549	21,522,279
Marsh & McLennan Companies Inc.	442,643	68,007,671
MetLife Inc.	1,625,557	109,009,852
Old Republic International Corp.	716,772	18,370,866
Primerica Inc.	35,746	5,517,038
Principal Financial Group Inc.	629,061	45,959,197
Reinsurance Group of America Inc.	135,042	15,506,873
RenaissanceRe Holdings Ltd.	29,089	4,571,918
RLI Corp.	27,815	2,914,456
Selective Insurance Group Inc.	59,553	4,698,732
Travelers Companies Inc. (The)	402,212	66,839,590
W R Berkley Corp.	65,087	5,499,851
Willis Towers Watson PLC	124,370	29,097,605
		898,492,232
IT Services — 3.0%
Accenture PLC, Class A	462,436	163,508,121
Automatic Data Processing Inc.	472,326	97,379,452
Broadridge Financial Solutions Inc.	120,296	19,153,529
Fidelity National Information Services Inc.	626,213	75,095,463
Genpact Ltd.	101,554	5,052,312
Jack Henry & Associates Inc.	61,731	10,359,079
Mastercard Inc., Class A	315,464	121,888,980

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
TTEC Holdings Inc.	13,560	$1,086,020
Visa Inc., Class A	852,689	192,852,671
		686,375,627
Leisure Products — 0.1%
Acushnet Holdings Corp.	28,627	1,336,881
Brunswick Corp./DE	74,940	6,803,803
Polaris Inc.	91,839	10,340,153
		18,480,837
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc.	106,018	14,770,428
Danaher Corp.	118,392	33,835,249
West Pharmaceutical Services Inc.	8,744	3,438,316
		52,043,993
Machinery — 2.7%
AGCO Corp.	28,989	3,397,511
Barnes Group Inc.	46,430	2,097,243
Caterpillar Inc.	838,162	168,939,933
Cummins Inc.	265,576	58,660,427
Donaldson Co. Inc.	134,528	7,487,829
Dover Corp.	118,628	20,156,084
Franklin Electric Co. Inc.	21,624	1,876,963
Graco Inc.	116,101	8,424,289
Hillenbrand Inc.	87,317	4,058,494
IDEX Corp.	48,972	10,550,528
Illinois Tool Works Inc.	408,785	95,622,987
ITT Inc.	52,562	4,831,499
Kadant Inc.	3,323	694,441
Lincoln Electric Holdings Inc.	63,567	8,126,405
Mueller Water Products Inc., Class A	186,204	2,392,721
Nordson Corp.	29,147	6,777,843
Oshkosh Corp.	63,925	7,275,304
Otis Worldwide Corp.	333,305	28,474,246
PACCAR Inc.	372,576	34,645,842
Parker-Hannifin Corp.	117,987	36,577,150
Pentair PLC	126,143	8,035,309
Snap-on Inc.	100,229	20,872,689
Stanley Black & Decker Inc.	189,106	33,027,363
Terex Corp.	52,492	2,189,966
Timken Co. (The)	85,254	5,694,967
Toro Co. (The)	77,828	7,516,628
Trinity Industries Inc.	176,489	5,070,529
Watts Water Technologies Inc., Class A	10,238	1,568,564
Xylem Inc./NY	113,881	11,959,783
		607,003,537
Marine — 0.0%
Matson Inc.	43,377	4,236,198

Media — 1.7%
Cable One Inc.	2,083	3,217,673
Comcast Corp., Class A	6,588,518	329,360,015
Interpublic Group of Companies Inc. (The)	829,214	29,470,265
John Wiley & Sons Inc., Class A	74,597	3,785,798
Nexstar Media Group Inc., Class A	52,898	8,748,271
Sirius XM Holdings Inc.	936,418	5,955,618
		380,537,640
Metals & Mining — 0.3%
Nucor Corp.	297,959	30,213,043
Reliance Steel & Aluminum Co.	77,946	11,916,384
Royal Gold Inc.	55,517	5,637,751
Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	232,170	$12,890,078
Worthington Industries Inc.	51,853	2,809,396
		63,466,652
Multi-Utilities — 1.9%
Ameren Corp.	459,869	40,808,775
Black Hills Corp.	158,960	10,767,951
CMS Energy Corp.	571,271	36,778,427
DTE Energy Co.	393,517	47,391,252
MDU Resources Group Inc.	424,077	12,455,142
NiSource Inc.	941,517	27,473,466
Public Service Enterprise Group Inc.	1,135,725	75,559,784
Sempra Energy	784,967	108,451,041
WEC Energy Group Inc.	650,359	63,110,837
		422,796,675
Multiline Retail — 0.6%
Dillard's Inc., Class A	1,189	301,673
Dollar General Corp.	126,229	26,316,222
Target Corp.	523,518	115,399,073
		142,016,968
Oil, Gas & Consumable Fuels — 1.0%
ConocoPhillips	2,340,463	207,411,831
Coterra Energy Inc.	1,383,855	30,306,425
		237,718,256
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	110,330	34,399,790
Medifast Inc.	22,594	4,489,654
		38,889,444
Pharmaceuticals — 10.4%
Bristol-Myers Squibb Co.	5,323,017	345,410,573
Eli Lilly & Co.	777,858	190,878,575
Johnson & Johnson	3,852,569	663,759,113
Merck & Co. Inc.	6,328,801	515,670,705
Perrigo Co. PLC	239,922	9,133,830
Pfizer Inc.	11,979,243	631,186,314
Zoetis Inc.	145,878	29,144,966
		2,385,184,076
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	164,965	12,657,764
Exponent Inc.	23,414	2,223,862
Insperity Inc.	39,356	4,231,951
ManpowerGroup Inc.	101,996	10,696,320
Robert Half International Inc.	108,704	12,311,815
		42,121,712
Road & Rail — 1.5%
CSX Corp.	1,598,561	54,702,757
JB Hunt Transport Services Inc.	36,315	6,992,090
Landstar System Inc.	15,670	2,507,200
Norfolk Southern Corp.	264,419	71,919,324
Old Dominion Freight Line Inc.	15,048	4,543,443
Ryder System Inc.	107,816	7,891,053
Schneider National Inc., Class B	30,410	778,496
Union Pacific Corp.	793,531	194,058,006
Werner Enterprises Inc.	46,222	2,061,039
		345,453,408
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices Inc.	560,488	91,903,217
Broadcom Inc.	706,617	413,992,768
CMC Materials Inc.	25,331	4,581,871

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	7,671,342	$374,514,916
KLA Corp.	107,519	41,853,921
Lam Research Corp.	84,378	49,776,270
Microchip Technology Inc.	411,231	31,862,178
Power Integrations Inc.	27,884	2,250,518
QUALCOMM Inc.	1,182,663	207,864,849
Skyworks Solutions Inc.	162,546	23,816,240
Texas Instruments Inc.	1,522,286	273,235,114
Universal Display Corp.	15,196	2,332,738
		1,517,984,600
Software — 3.6%
Dolby Laboratories Inc., Class A	52,127	4,579,357
Intuit Inc.	77,785	43,188,566
Microsoft Corp.	2,050,640	637,708,027
Oracle Corp.	1,669,170	135,469,837
SS&C Technologies Holdings Inc.	160,807	12,843,655
		833,789,442
Specialty Retail — 3.0%
Best Buy Co. Inc.	416,445	41,344,660
Dick's Sporting Goods Inc.	73,764	8,512,366
Group 1 Automotive Inc.	8,773	1,489,743
Home Depot Inc. (The)	1,201,228	440,826,651
Lithia Motors Inc.	10,487	3,063,567
Lowe's Companies Inc.	620,335	147,236,512
Monro Inc.	41,593	2,068,420
Penske Automotive Group Inc.	39,377	4,001,885
Tractor Supply Co.	71,140	15,530,573
Williams-Sonoma Inc.	82,045	13,171,504
		677,245,881
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	3,725,609	651,161,941
Hewlett Packard Enterprise Co.	2,837,548	46,337,159
HP Inc.	1,785,748	65,590,524
NetApp Inc.	352,139	30,463,545
		793,553,169
Textiles, Apparel & Luxury Goods — 0.6%
Carter's Inc.	70,159	6,533,206
Columbia Sportswear Co.	24,852	2,308,005
Nike Inc., Class B	580,593	85,968,406
VF Corp.	584,289	38,101,486
		132,911,103
Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
Washington Federal Inc.	133,825	$4,686,552
WSFS Financial Corp.	32,638	1,709,578
		6,396,130
Trading Companies & Distributors — 0.4%
Air Lease Corp.	109,630	4,364,370
Applied Industrial Technologies Inc.	34,824	3,412,056
Fastenal Co.	722,264	40,937,924
GATX Corp.	47,990	5,012,555
MSC Industrial Direct Co. Inc., Class A	119,241	9,734,835
Watsco Inc.	57,684	16,299,191
WW Grainger Inc.	39,583	19,597,939
		99,358,870
Water Utilities — 0.2%
American States Water Co.	40,247	3,711,981
American Water Works Co. Inc.	174,947	28,131,478
California Water Service Group	50,853	3,157,463
Essential Utilities Inc.	337,010	16,425,867
		51,426,789

Total Common Stocks — 99.7%
(Cost: $18,065,507,306)		22,779,640,010

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	43,830,000	43,830,000

Total Short-Term Investments — 0.2%
(Cost: $43,830,000)		43,830,000

Total Investments in Securities — 99.9%
(Cost: $18,109,337,306)		22,823,470,010

Other Assets, Less Liabilities — 0.1%		25,053,168
Net Assets — 100.0%		$22,848,523,178

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$56,230,000	$—	$(12,400,000	)(a)	$—	$—	$43,830,000	43,830,000	$1,994	$—
BlackRock Inc.	130,088,454	36,695,699	(17,180,417)		3,462,098	(4,875,736)	148,190,098	180,074	2,049,223	—
					$3,462,098	$(4,875,736)	$192,020,098		$2,051,217	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	296	03/18/22	$66,663	$(1,424,763)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$22,779,640,010	$—	$—	$22,779,640,010
Money Market Funds	43,830,000	—	—	43,830,000
	$22,823,470,010	$—	$—	$22,823,470,010

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,424,763)	$—	$—	$(1,424,763)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares